Basis for Preparation (Tables)	12 Months Ended
Dec. 31, 2025
Basis for Preparation
Schedule of exchange rates of key currencies affecting the company

		Middle Rate
		as at 12/31		Annual Average Exchange Rate
Equivalent to €1		2025	2024	2025	2024	2023
Australian dollar	AUD	1.7581	1.6772	1.7514	1.6399	1.6285
Canadian dollar	CAD	1.6088	1.4948	1.5782	1.4819	1.4596
Swiss franc	CHF	0.9314	0.9412	0.9371	0.9526	0.9717
Pound sterling	GBP	0.8726	0.8292	0.8566	0.8466	0.8699
Japanese yen	JPY	184.0900	163.0600	168.9457	163.8174	151.9421
U.S. dollar	USD	1.1750	1.0389	1.1293	1.0821	1.0816